Note 22 - Changes in Equity - Net Income Reserves (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Balance, equity	R$ 75,151.2	R$ 62,556.0	R$ 57,454.8
Fiscal incentive reserve	0.0	0.0	0.0
Investments reserve	0.0	0.0	0.0
Balance, equity	84,017.6	75,151.2	62,556.0
Net income reserves, investment reserve [member]
Statement Line Items [Line Items]
Balance, equity	14,511.1	10,798.1
Fiscal incentive reserve	0.0	0.0
Investments reserve	3,848.1	3,713.0
Balance, equity	18,359.2	14,511.1	10,798.1
Net income reserves, statutory reserve [member]
Statement Line Items [Line Items]
Balance, equity	4.5	4.5
Fiscal incentive reserve	0.0	0.0
Investments reserve	0.0	0.0
Balance, equity	4.5	4.5	4.5
Net income reserves, fiscal incentive [member]
Statement Line Items [Line Items]
Balance, equity	11,404.4	10,071.6
Fiscal incentive reserve	1,423.5	1,332.8
Investments reserve	0.0	0.0
Balance, equity	12,827.9	11,404.4	10,071.6
Net income reserves [member]
Statement Line Items [Line Items]
Balance, equity	25,920.0	20,874.2	15,341.3
Fiscal incentive reserve	1,423.5	1,332.8	1,352.1
Investments reserve	3,848.1	3,713.0	4,180.8
Balance, equity	R$ 31,191.6	R$ 25,920.0	R$ 20,874.2